Quarterly Results of Operations (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations

	Quarter Ended
2013	March 31	June 30	September 30	December 31
Revenue	$655,127	$653,803	$651,844	$642,848
Income from operations	311,914	251,181	315,948	333,394
Net income (loss)	(6,916)	(407,266)	88,574	73,615
Net income (loss) attributable to Intelsat S.A.	(7,804)	(408,305)	87,798	72,631
Net income (loss) attributable to common shareholders	(7,804)	(418,501)	87,798	72,631
Net income (loss) per share attributable to Intelsat S.A.:
Basic	$(0.09)	$(4.19)	$0.83	$0.69
Diluted	(0.09)	(4.19)	0.75	0.62

	Quarter Ended
2014	March 31	June 30	September 30	December 31
Revenue	$628,890	$615,749	$608,625	$619,122
Income from operations	328,700	315,060	310,811	292,707
Net income	82,896	67,771	68,620	17,220
Net income attributable to Intelsat S.A.	81,946	66,768	67,624	16,194
Net income attributable to common shareholders	81,946	56,851	67,624	16,194
Net income per share attributable to Intelsat S.A.:
Basic	$0.77	$0.53	$0.63	$0.15
Diluted	0.70	0.53	0.58	0.14